Mineral Rights and Properties	3 Months Ended
Mar. 31, 2025
Mineral Rights and Properties [Abstract]
MINERAL RIGHTS AND PROPERTIES
15.MINERAL RIGHTS AND PROPERTIES
Mineral rights and properties consist of:

As at	March 31, 2025	March 31, 2024
Producing mineral properties	$332,631	$299,312
Non-producing mineral properties	254,351	19,521
	$586,982	$318,833

Producing properties	Ying Mining District	GC	Total
Carrying values
As at April 1, 2023	$402,012	$120,118	$522,130
Capitalized expenditures	44,633	6,202	50,835
Environmental rehabilitation	89	151	240
Foreign currency translation impact	(20,174)	(5,914)	(26,088)
As at March 31, 2024	$426,560	$120,557	$547,117
Capitalized expenditures	48,210	6,122	54,332
Environmental rehabilitation	3,896	33	3,929
Foreign currency translation impact	(2,014)	(520)	(2,534)
Balance as at March 31, 2025	$476,652	$126,192	$602,844
Accumulated depletion and impairment
As at April 1, 2023	$(150,862)	$(88,048)	$(238,910)
Depletion	(18,379)	(2,405)	(20,784)
Foreign currency translation impact	7,584	4,305	11,889
As at March 31, 2024	$(161,657)	$(86,148)	$(247,805)
Depletion	(21,464)	(2,082)	(23,546)
Foreign currency translation impact	779	359	1,138
	$(182,342)	$(87,871)	$(270,213)
Carrying values
As at March 31, 2024	$264,903	$34,409	$299,312
Balance as at March 31, 2025	$294,310	$38,321	$332,631

Non-producing properties	BYP	Kuanping	El Domo	Condor	Total
Carrying values
As at April 1, 2023	$6,953	$13,253	$—	$—	$20,206
Capitalized expenditures	—	290	—	—	290
Environmental rehabilitation	20	—	—	—	20
Foreign currency translation impact	(337)	(658)	—	—	(995)
As at March 31, 2024	$6,636	$12,885	$—	$—	$19,521
Acquisition	—	—	201,014	24,945	225,959
Capitalized expenditures	—	543	7,166	1,275	8,984
Environmental rehabilitation	(26)	—	—	—	(26)
Foreign currency translation impact	(30)	(57)	—	—	(87)
Balance as at March 31, 2025	$6,580	$13,371	$208,180	$26,220	$254,351
The BYP Mine was placed on care and maintenance since August 2014 and the Company is conducting activities to apply for a new mining license, but the process has taken longer than expected.
The Kuanping Project was acquired in 2021 and is located in Shanzhou District, Sanmenxia City, Henan Province, China, approximately 33 km north of the Ying Mining District. The Kuanping Project has received all required permits and licenses and is now ready for construction.
The Company acquired the El Domo Project and the Condor Project through the acquisition of Adventus on July 31, 2024.
The El Domo Project is a permitted, pre-construction stage copper-gold project, 75% owned by Adventus. The El Domo Project is located in central Ecuador, approximately 150 km northeast of the major port city of Guayaquil - about a 3-hour drive. The El Domo Project spans low-lying hills and plains between 300 to 900 m above sea level.
In June 2024, an action seeking to void the environmental license of the El Domo Project was brought in local court in Las Naves Canton, Bolívar Province, Ecuador (the "Court") by a group of plaintiffs alleging defects in the environmental consultation process for the El Domo Project. The Court rejected the litigation on July 24, 2024 ruling that the Ecuadorean government correctly discharged its environmental consultation obligations prior to issuing an environmental license for the El Domo Project. The plaintiffs filed an appeal (the “Appeal”) to the provincial court, and the Appeal was heard by the provincial court of Bolívar Province on October 17, 2024, and was dismissed by the provincial court on November 12, 2024, affirming the lower court decision that the Ministry of Environment, Water, and Ecological Transition of Ecuador ("MAATE") correctly discharged its environmental consultation obligations prior to issuing an environmental license of the El Domo Project. The plaintiffs subsequently filed an Extraordinary Protection Action (EPA) before the Constitutional Court of Ecuador. On February 26, 2025, the Constitutional Court issued a decision declining to admit the EPA. On March 3, 2025, the plaintiffs filed a motion for clarification. A clarification motion may proceed where disputed issues have not been fully resolved. As of March 31, 2025, the Constitutional Court has not ruled on the clarification motion. Even if the Court issues a clarification order, it will not change the substance of the original inadmissibility decision or reverse it.
The Condor Project is located within one of the most developed trends in Ecuador, near large-scale operations such as the Fruta del Norte gold mine (33 km north) and the Mirador copper mine (55 km north) and 98.7% owned by Adventus.